Income Tax - Summary of (loss)/income before income taxes and the provision for PRC income taxes (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
(Loss)/income before income taxes	¥ 96,324	¥ 37,060	¥ (159,500)
Current income tax expense	21,501	8,453	16,088
Deferred tax benefits	(6,097)	(3,083)	(5,902)
Total income taxes expenses	¥ 15,404	¥ 5,370	¥ 10,186